Other Income, Net - Schedule of Other Income (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Non Operating Income [Line Items]
Other income, net	¥ 82,882,282	$ 11,905,295	¥ 32,700,746	¥ 15,817,735
Unrealized Gain On Equity Investment [Member]
Other Non Operating Income [Line Items]
Other income, net	41,581,818	5,972,854	0	0
Government Subsidy [Member]
Other Non Operating Income [Line Items]
Other income, net	36,769,550	5,281,615	33,061,272	15,438,463
Other [Member]
Other Non Operating Income [Line Items]
Other income, net	¥ 4,530,914	$ 650,826	¥ (360,526)	¥ 379,272